Leases - Schedule of Future Minimum Payments (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
US$
Remainder of 2026	$ 10,649
2027	21,298
2028	21,298
2029	21,298
2030	21,298
Thereafter	530,770
Total lease payments	626,611
Less: imputed interest	(269,255)
Total lease liabilities, net of interest	$ 357,356	$ 0